Accounting Pronouncements (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) lease	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Jan. 01, 2020 USD ($)	Jan. 01, 2019 USD ($)	Jan. 01, 2018 USD ($)	Dec. 31, 2017 USD ($)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net income	$ 97,312	$ 164,604	$ 26,875
Equity-accounted joint ventures	1,067,783	1,155,316
Partners' capital	1,746,270	1,876,975	1,882,597				$ 1,931,423
Other current assets	237	238
Operating lease right-of-use asset	20,750	34,157
Investment in and advances to equity-accounted joint ventures	(1,056,792)	(1,155,316)
Change in accounting policy				$ (55,100)	$ (3,017)	$ 2,739
Receipts from direct financing and sales-type leases	(274,600)	(17,100)	(10,900)
Direct financing and sales type lease payments	0	0	$ 10,882
Decreased accumulated other comprehensive (loss) income	103,836	57,312
Partners' equity	1,692,913	1,821,686
Non-controlling interest	53,357	55,289
Other liabilities – non-current	56,063	49,182
Net investments in direct financing and sales-type leases, net	$ 500,101	544,823
Number of vessels chartered in | lease	1
Partners' equity	$ 1,692,913	1,821,686
Non-controlling interest	53,357	55,289
Other liabilities – non-current	$ 56,063	49,182
LNG Carriers [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Number of vessels | lease	8
ASU 2016-02
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating lease right-of-use asset		34,200			22,800
Investment in and advances to equity-accounted joint ventures		100			3,000
Partners' equity		(100)			(3,000)
Partners' equity		$ (100)			(3,000)
ASU 2017-12
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Decreased accumulated other comprehensive (loss) income					4,800
Partners' equity					4,800
Partners' equity					$ 4,800
Accounting Standards Update 2016-13 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Other assets				1,400
Investment in and advances to equity-accounted joint ventures				40,000
Partners' equity				(51,900)
Non-controlling interest				(3,200)
Other liabilities – non-current				1,400
Net investments in direct financing and sales-type leases, net				(15,100)
Partners' equity				(51,900)
Non-controlling interest				(3,200)
Other liabilities – non-current				$ 1,400